Fair Value Measurements (Tables)	12 Months Ended
Dec. 31, 2021
Fair Value Disclosures [Abstract]
Schedule of Financial Assets Measured at Fair Value on a Recurring Basis
The Company’s financial assets and liabilities that were measured at fair value on a recurring basis were as follows (in thousands):

	December 31, 2021
	Level 1	Level 2	Level 3	Total
Financial Assets:
Cash equivalents:
Money market funds	$44,142	$—	$—	$44,142

Total cash equivalents	$44,142	$—	$—	$44,142
Short-term investments:
Non-U.S. government and agency securities	—	24,317	—	24,317
Corporate debt securities	—	92,737	—	92,737
Commercial paper	—	147,877	—	147,877

Total short-term investments	$—	$264,931	$—	$264,931
Long-term investments:
U.S. government and agency securities	$185,075	$—	$—	$185,075
Corporate debt securities	—	78,584	—	78,584

Total long-term investments	$185,075	$78,584	$—	$263,659
Other assets:
Convertible notes receivable	$—	$—	$1,107	$1,107

Total other assets:	$—	$—	$1,107	$1,107

Total assets measured at fair value	$229,217	$343,515	$1,107	$573,839

Financial Liabilities:
Public warrants liability	$15,645	$—	$—	$15,645
Private warrants liability	—	23,329	—	23,329
Contingent earn-out liability	—		377,576	377,576

Total liabilities measured at fair value	$15,645	$23,329	$377,576	$416,550

	December 31, 2020
	Level 1	Level 2	Level 3	Total
Financial Assets:
Cash equivalents:
Money market funds	$43,116	$—	$—	$43,116

Total cash equivalents	$43,116	$—	$—	$43,116

Total assets measured at fair value	$43,116	$—	$—	$43,116

Schedule of Amortized Cost, Unrealized Gains and Losses, and Fair Value of AFS Debt Securities
The following table summarizes the amortized cost, unrealized gains and losses, and fair value of our available-for-sale
debt securities as of December 31, 2021 (in thousands). There were no investments as of December 31, 2020.

	December 31, 2021
	Amortized Cost	Unrealized Gains	Unrealized Losses	Fair Value
Investments:
U.S. government and agency securities	$186,113	$—	$(1,038)	$185,075
Non-U.S. government and agency securities	24,385	—	(68)	24,317
Corporate debt securities	171,772	—	(451)	171,321
Commercial paper	147,914	—	(37)	147,877
Convertible notes receivable	1,000	107	—	1,107

Total available-for-sale investments	$531,184	$107	$(1,594)	$529,697

Amortized Cost and Fair Value of AFS Securities by Contractual Maturity Date
The following table summarizes the amortized cost and fair value of our available-for-sale
debt securities as of December 31, 2021, by contractual
years-to-maturity
(in thousands):

	Amortized Cost	Fair Value
Due within one year	$265,216	$264,931
Due between one and three years	265,968	264,766

Total	$531,184	$529,697